Equity Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
Stock option activity under the 2020 Plan is as follows (amounts in thousands, except per share amount):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,048	$19.00	10.0	$—
Options granted	2,124	19.02	10.0	—

Outstanding at June 30, 2021	3,172	$19.01	9.7	$15

Options vested and exercisable at June 30, 2021	695	$18.70	9.5	$—

Stock option activity under the Plan is as follows (amounts in thousands, except per share amount):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (inyears)	Aggregate Intrinsic Value
Outstanding at January 1, 2020	—	$—	—	$—
Options granted	1,048	19.00	10.0	—

Outstanding at December 31, 2020	1,048	$19.00	10.0	$—

Options vested and exercisable at December 31, 2020	349	$19.00	10.0	$—

Summary of Weighted-Average Assumptions Used to Estimate Fair Value of Stock Options and Restricted Stock Awards using Black-Scholes Option Valuation Model
The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the six months ended June 30, 2021:

For the six months ended June 30, 2021
Exercise price	$19.02
Expected term (years)	5.9
Volatility (annual)	75.5%
Risk-free rate	0.9%
Dividend yield (per share)	0%

The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the year ended December 31, 2020:

December 31, 2020
Exercise price	$19.00
Expected term (years)	5.5
Volatility (annual)	75.5%
Risk-free rate	0.4%
Dividend yield (per share)	0%

Summary of Stock Based Compensation Expense
Total stock-based compensation expense recognized in the three- and six- months ended June 30, 2021 was as follows (amounts in thousands):

	For the three months ended June 30, 2021	For the six months ended June 30, 2021
Research and development	$4,401	$7,078
General and administrative	2,236	4,274

Total stock-based compensation expense	$6,637	$11,352

Total stock-based compensation expense recognized in the accompanying consolidated statements of operations for stock option awards is as follows (amounts in thousands):

For the Year ended December 31, 2020
Research and development	$2,053
General and administrative	2,329

Total stock-based compensation expense	$4,382